Warrant derivative liability (Investor Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 05, 2017	Apr. 05, 2017	Dec. 31, 2017	Nov. 15, 2017	Nov. 13, 2017
Class of Warrant or Right, Outstanding		896,739		95,653
Private Placement [Member] | Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00	$ 0.80
Class of Warrant or Right, Outstanding			896,739	896,739
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 615
Fair Value Adjustment of Warrants			$ 136
Securities Purchase Agreement [Member]
Warrant Purchase on Issue of Ordinary Shares	326,087	326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.75	$ 2.75
Securities Purchase Agreement, Warrants Issued percentage	75.00%	75.00%